Shane Daly
Vice President and
Associate General Counsel
212-314-3912
Fax: 212-314-3959

MONY LIFE INSURANCE COMPANY OF AMERICA

September 7, 2018

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY America Variable Account K (the “Registrant”) Registration Nos.:
	333-191149 and 811-22886	Incentive Life Legacy
Incentive Life Legacy II
IncentiveLife Legacy III
	333-191150 and 811-22886	Corporate Sponsored Variable Universal Life
	333-207014 and 811-22886	IncentiveLife Optimizer III

Commissioners:

MONY Life Insurance Company of America (“MONY America”), on behalf of the Registrant, has sent to contract owners the semi-annual reports for the period ended June 30, 2018, for the following mutual funds in which the Registrant invests:

•	AXA Premier VIP Trust – underlying Funds:

AXA Aggressive Allocation

AXA Conservative Allocation

AXA Conservative-Plus Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

CharterSM Small Cap Value

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	EQ Advisors Trust – underlying Funds:

1290 VT Convertible Securities

1290 VT DoubleLine Dynamic Allocation

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT SmartBeta Equity

1290 VT Socially Responsible

All Asset Growth-Alt 20

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA/AB Small Cap Growth

AXA Balanced Strategy

AXA/ClearBridge Large Cap Growth

AXA Conservative Growth Strategy

AXA Conservative Strategy

AXA Global Equity Managed Volatility

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA/Janus Enterprise

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Loomis Sayles Growth

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

EQ/BlackRock Basic Value Equity

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Equity 500 Index

EQ/Global Bond PLUS

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Money Market

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	AIM Variable Insurance Funds – Series II:

Invesco V.I. Diversified Dividend

Invesco V.I. Global Core Equity

Invesco V.I. Global Health Care

Invesco V.I. Global Real Estate

Invesco V.I. International Growth

Invesco V.I. Mid Cap Core Equity

Invesco V.I. Small Cap Equity

Invesco V.I. Technology

•	American Century Variable Portfolios, Inc – Class II:

American Century VP Mid Cap Value

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series® Global Small Capitalization FundSM

American Funds Insurance Series® New World Fund®

•	Dreyfus Stock Index Fund, Inc. – Initial Shares

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® Variable Insurance Products (VIP) Asset ManagerSM

Fidelity® VIP Contrafund®

Fidelity® VIP Growth & Income

Fidelity® VIP Mid Cap

•	Franklin Templeton Variable Insurance Products Trust – Class 2:

Franklin Income VIP

Franklin Mutual Shares VIP

Franklin Rising Dividends VIP

Franklin Small Cap Value VIP

Franklin Strategic Income VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

Templeton Growth VIP

•	Goldman Sachs Variable Insurance Trust – Service Shares:

Goldman Sachs VIT Mid Cap Value

•	IVY Variable Insurance Portfolios:

Ivy VIP Energy

Ivy VIP High Income

Ivy VIP Mid Cap Growth

Ivy VIP Science and Technology

Ivy VIP Small Cap Growth

•	Janus Aspen Series – Institutional and Service Shares

Janus Henderson Series Forty

Janus Henderson Series Overseas

Janus Henderson Series Enterprise

Janus Henderson Perkins Mid Cap Value

Janus Henderson Global Research

•	Lazard Retirement Series, Inc. – Service Shares:

Lazard Retirement Emerging Markets Equity

•	Legg Mason Partners Variable Equity Trust – Share Class II

ClearBridge Variable Mid Cap

•	MFS Variable Insurance Trust – Initial Class (A):

MFS® International Value

MFS® Investors Trust Series

MFS® Massachussets Investors Growth Stock Series

MFS® Utilities Series

•	Morgan Stanley Variable Insurance Fund, Inc. – Class II Shares:

Emerging Markets Debt

•	PIMCO Variable Insurance Trust – Advisor Class:

PIMCO CommodityRealReturn® Strategy

PIMCO Real Return

PIMCO Total Return

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Equity Income II

•	Van Eck VIP Trust – S Class:

VanEck VIP Global Hard Assets

VanEck VIP Emerging Markets

VanEck VIP Unconstrained Emerging Markets Bond Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,
/S/ Shane Daly
Shane Daly

MONY LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BLVD., JERSEY CITY, N.J. 07310